Segment Information - Additional Information (Details)	Dec. 31, 2018 EUR (€) Segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	2
Property and equipment	€ 197,000,000	€ 73,000,000
Luxembourg
Disclosure Of Operating Segments [Line Items]
Property and equipment	€ 0	€ 0	€ 0